Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Compensation of Key Management Personnel

A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2018	2017
Short-term employee benefits	$65	$78
Post-employment benefits	5	5
Share-based payments	50	59
Termination benefits	5	6
Other long-term benefits	2	2
Total	$127	$150